Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)

	Quarter
	1st	2nd	3rd	4th	Total
	(in thousands, except share and per share data)
Year ended December 31, 2011:
Net operating revenues(1)	$2,954,083	$3,000,827	$2,945,477	$3,005,825	$11,906,212
Income from continuing operations before income taxes	135,697	137,695	132,517	67,638	473,547
Income from continuing operations	91,605	92,874	95,800	55,615	335,894
Loss from discontinued operations	(13,280)	(39,327)	(3,169)	(2,495)	(58,271)
Net income attributable to Community Health Systems, Inc	$61,324	$35,389	$74,304	$30,931	$201,948
Basic earnings per share attributable to Community Health Systems, Inc. common stockholders(2):
Continuing operations	$0.82	$0.82	$0.87	$0.38	$2.89
Discontinued operations	(0.15)	(0.43)	(0.04)	(0.03)	(0.65)

Net income	$0.67	$0.39	$0.83	$0.35	$2.24

Diluted earnings per share attributable to Community Health Systems, Inc. common stockholders(2):
Continuing operations	$0.81	$0.81	$0.86	$0.38	$2.87
Discontinued operations	(0.14)	(0.43)	(0.04)	(0.03)	(0.64)

Net income	$0.67	$0.39	$0.83	$0.35	$2.23

Weighted-average number of shares:
Basic	91,008,405	91,130,672	89,412,310	88,344,566	89,966,933
Diluted	92,136,819	91,783,725	89,857,583	88,913,813	90,666,348
Year ended December 31, 2010:
Net operating revenues	$2,702,111	$2,713,644	$2,772,311	$2,904,356	$11,092,422
Income from continuing operations before taxes	123,906	131,140	131,328	132,520	518,894
Income from continuing operations	84,357	88,379	88,009	94,468	355,213
Gain (loss) from discontinued operations	639	(2,037)	(3,155)	(2,219)	(6,772)
Net income attributable to Community Health Systems, Inc	$70,007	$70,065	$70,401	$69,510	$279,983
Basic earnings per share attributable to Community Health Systems, Inc. common stockholders(2):
Continuing operations	$0.76	$0.77	$0.80	$0.79	$3.13
Discontinued operations	0.01	(0.02)	(0.03)	(0.02)	(0.07)

Net income	$0.76	$0.75	$0.77	$0.77	$3.05

Diluted earnings per share attributable to Community Health Systems, Inc. common stockholders(2):
Continuing operations	$0.75	$0.76	$0.80	$0.78	$3.08
Discontinued operations	0.01	(0.02)	(0.03)	(0.02)	(0.07)

Net income	$0.75	$0.74	$0.76	$0.76	$3.01

Weighted-average number of shares:
Basic	91,615,275	93,358,771	91,484,466	90,422,331	91,718,791
Diluted	92,836,451	94,711,919	92,462,702	91,778,801	92,946,048

(1)	Net operating revenues for the quarter ended September 30, 2011 have been restated to reflect the reclassification of electronic health records incentive reimbursement, which was changed during the fourth quarter of 2011 as a reduction of operating expenses. This reclassification decreased net operating revenues and operating expenses by $40.2 million, and had no impact on income from continuing operations or net income as previously reported. Management does not believe this reclassification is material.
(2)	Total per share amounts may not add due to rounding.